Net finance costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income And Costs [Line Items]
Tender offer	£ 1,824	£ 3,133
Tender offer accrued interest	15	43
Gains (losses) on change in fair value of derivatives	(90)	(599)	£ 473
Gain (loss) on repurchase of bonds	602	129
Transaction costs on repurchase of bonds	3	7
Interest related to adjusting tax payables	80	71	36
Losses on change in fair value of derivatives	19
Differences on exchange	(281)	(292)	431
Adjusting items which have been adjusted within net finance costs
Disclosure Of Finance Income And Costs [Line Items]
Provision charged to net finance costs against non-current investments				£ 24
Provision reversal		4	17
Russia
Disclosure Of Finance Income And Costs [Line Items]
Differences on exchange			15
Adjusting items which have been adjusted within net finance costs | Factory closure in switzerland
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables		(3)	3
Adjusting items which have been adjusted within net finance costs | Netherlands
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	8	16
Adjusting items which have been adjusted within net finance costs | Brazil
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	14
Adjusting items which have been adjusted within net finance costs | Indonesia
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	11
Adjusting items which have been adjusted within net finance costs | Canada
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	(25)
Adjusting items which have been adjusted within net finance costs | Russia
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables		(2)
Adjusting items which have been adjusted within net finance costs | Interest on tax payables including FIIGLO
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	61	60	£ 33
Adjusting items which have been adjusted within net finance costs | CCAA Protection
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	11
Restricted cash
Disclosure Of Finance Income And Costs [Line Items]
Income on cash and cash equivalents	112	97
Derivatives
Disclosure Of Finance Income And Costs [Line Items]
Gains (losses) on change in fair value of derivatives	£ (9)	£ (151)